Schedule of Investments

June 30, 2020 (Unaudited)

Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 57.13%
Capital Goods - 0.99%
Acuity Brands, Inc.	7,187	$688,084

Commercial & Professional Services - 5.85%
Copart, Inc. (a)	26,605	2,215,398
IAA, Inc. (a)	21,586	832,572
SP Plus Corp. (a)	48,725	1,009,095

		4,057,065

Consumer Durables & Apparel - 3.15%
Skechers U.S.A., Inc. - Class A (a)	69,527	2,181,757

Diversified Financials - 4.25%
Berkshire Hathaway, Inc. - Class B (a)	10,796	1,927,194
Jefferies Financial Group, Inc.	65,750	1,022,412

		2,949,606

Food, Beverage & Tobacco - 1.79%
Becle SAB de CV (b)	646,905	1,243,458

Health Care Equipment & Services - 3.64%
AmerisourceBergen Corp.	10,035	1,011,227
CVS Health Corp.	23,345	1,516,724

		2,527,951

Insurance - 1.33%
Arthur J Gallagher & Co.	9,440	920,306

Media & Entertainment - 14.25%
Alphabet, Inc. - Class A (a)	1,618	2,294,405
Electronic Arts, Inc. (a)	16,541	2,184,239
IAC (a)	7,233	2,339,152
Take-Two Interactive Software, Inc. (a)	13,825	1,929,555
Madison Square Garden Sports Corp. (a)	7,752	1,138,692

		9,886,043

Pharmaceuticals, Biotechnology & Life Sciences - 1.28%
ICON PLC (a)(b)	5,278	889,132

Real Estate - 3.15%
CTO Realty Growth, Inc. (a)	20,890	825,155
FRP Holdings, Inc. (a)	33,572	1,362,352

		2,187,507

Retailing - 7.22%
Booking Holdings, Inc. (a)	605	963,365
Dollar General Corp.	10,323	1,966,635
The TJX Companies, Inc.	41,180	2,082,061

		5,012,061

Software & Services - 10.23%
Accenture PLC - Class A (b)	9,376	2,013,215
Mastercard, Inc. - Class A	5,139	1,519,602
Visa, Inc. - Class A	7,819	1,510,396
WNS Holdings Ltd. - ADR (a)(b)	37,375	2,054,878

		7,098,091

TOTAL COMMON STOCKS (Cost $36,846,386)		39,641,061

REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.15%
Real Estate - 4.15%
Alpine Income Property Trust, Inc.	55,494	902,333
PotlatchDeltic Corp.	51,943	1,975,392

TOTAL REITs (Cost $2,775,341)		2,877,725

CONVERTIBLE BONDS - 2.97%	Principal Amount
Diversified Financials - 1.52%
WisdomTree Investments, Inc.
4.250%, 06/15/2023 (c)	$1,100,000	1,051,710

Energy - 0.50%
Teekay Corp.
5.000%, 01/15/2023 (b)	424,000	348,793

Real Estate - 0.95%
CTO Realty Growth, Inc.
3.875%, 04/15/2025	804,000	661,997

TOTAL CONVERTIBLE BONDS (Cost $2,221,243)		2,062,500

CORPORATE BONDS - 28.98%
Automobiles & Components - 2.36%
Nexteer Automotive Group Ltd.
5.875%, 11/15/2021 (b)(c)	1,632,000	1,639,746

Capital Goods - 2.84%
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,966,000	1,972,439

Consumer Services - 3.28%
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (c)	2,249,000	2,277,113

Diversified Financials - 5.68%
FirstCash, Inc.
5.375%, 06/01/2024 (c)	2,743,000	2,766,713
Icahn Enterprises LP
6.750%, 02/01/2024	1,158,000	1,170,906

		3,937,619
Energy - 2.73%
Great Western Petroleum LLC
9.000%, 09/30/2021 (c)	1,990,000	1,213,900
Murphy Oil Corp.
6.875%, 08/15/2024	724,000	678,826

		1,892,726

Food & Staples Retailing - 3.32%
Ingles Markets, Inc.
5.750%, 06/15/2023	2,282,000	2,300,518

Retailing - 2.89%
Caleres, Inc.
6.250%, 08/15/2023	2,315,000	2,002,475

Semiconductors & Semiconductor Equipment - 0.72%
MagnaChip Semiconductor Corp.
6.625%, 07/15/2021	500,000	496,812

Technology Hardware & Equipment - 2.90%
NCR Corp.
5.000%, 07/15/2022	2,015,000	2,015,635

Telecommunication Services - 2.26%
Cincinnati Bell, Inc.
8.000%, 10/15/2025 (c)	1,500,000	1,571,093

TOTAL CORPORATE BONDS (Cost $21,000,829)		20,106,176

SHORT-TERM INVESTMENT - 5.43%
Money Market Fund - 5.43%	Shares
STIT-Treasury Portfolio - Institutional Class, 0.080% (d)	3,766,992	3,766,992

TOTAL SHORT-TERM INVESTMENT (Cost $3,766,992)		3,766,992

Total Investments (Cost $66,610,791) - 98.66%		68,454,454
Other Assets in Excess of Liabilities - 1.34%		929,319

TOTAL NET ASSETS - 100.00%		$69,383,773

ADR	American Depository Receipt

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2020, the value of these investments was $10,520,275, or 15.16% of total net assets.

(d)	Rate listed is the 7-day effective yield.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Open Forward Currency Contracts

June 30, 2020 (Unaudited)

Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	07/07/2020	NOK	5,540,000	USD	617,071	$(41,488)
Bank of New York Mellon	07/07/2020	NOK	2,730,000	USD	296,846	(13,211)
Bank of New York Mellon	07/07/2020	NOK	790,000	USD	85,716	(3,638)
Bank of New York Mellon	07/07/2020	NOK	2,960,000	USD	320,062	(12,531)
Bank of New York Mellon	07/07/2020	NOK	2,620,000	USD	283,778	(11,571)
Bank of New York Mellon	07/07/2020	USD	1,653,961	NOK	1,521,034	132,927
State Street Bank	11/13/2020	USD	954,172	MXN	1,016,245	(62,074)

						$(11,586)

MXN - Mexican Peso

NOK - Norwegian Krone

USD - U.S. Dollars